Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2017
Available-for-sale equity securities
Schedule of available-for-sale equity securities

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Listed equity securities
Life Corporation Limited - listed on Australian Securities Exchange	1,607	214	31
Cordlife Group Limited - listed on Singapore Exchange	161,127	131,479	19,101

	162,734	131,693	19,132

Listed fund investments	—	69,097	10,039

	162,734	200,790	29,171